TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
TRADE ACCOUNTS PAYABLE
17.a. Accounting policy
These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.
The Company and/or its subsidiaries do not have financing agreements with suppliers.
17.b. Breakdown

	12.31.2024	12.31.2023
Sundry suppliers (Opex, Capex, Services e Material)	8,194,196	7,213,698
Related parties (Note 29.)	546,069	509,836
Amounts payable (operators, cobilling)	246,659	221,777
Interconnection / interlink	243,700	224,634
Total	9,230,624	8,169,945